Prepayments and Other Assets (Details) ¥ in Thousands						12 Months Ended
	Sep. 10, 2025 USD ($)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Assets [Line Items]
Principal amount						$ 2,740,000	¥ 20,000
Annual interest rate		3.50%	3.50%
Interest								$ 410,000		$ 350,000		¥ 2,980	¥ 2,500
Aggregate consideration	$ 16,520,000					$ 16,520,000
Loans [Member]
Prepayments And Other Assets [Line Items]
Annual interest rate						3.50%	3.50%
Jiangsu Qionghua Group Co Ltd [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement		$ 13,030,000.00	¥ 85,000
Principal amount						$ 340,000	¥ 2,500	$ 1,370,000	¥ 10,000	$ 706,125	¥ 5,000
Touqiao Town [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement				$ 7,270,000	¥ 50,000
Yangzhou City [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement				$ 8,620,000	¥ 60,000